RESEARCH EXPENSES	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Disclosure of research and development expense [text block]	RESEARCH EXPENSES

	Year ended March 31,
	2023	2022
	$	$
Advancement of development programs	14,360	8,744
Payroll and benefits	8,830	6,989
Professional and consulting fees	1,159	1,555
Lab and administration	1,142	298
Total	25,491	17,586